Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accruals and reserves	$ 22,361,936	$ 13,782,051
Loss carried forward	20,426,149	11,297,569
Total deferred tax assets	42,788,085	25,079,620
Deferred tax liabilities:
Expense	(38,636)	(71,292)
Tangible	(185,776)	(158,057)
Intangible	(44,845)	(559,210)
Revenue	(1,866,054)	(1,443,197)
Total deferred tax liability	(2,135,311)	(2,231,756)
Net deferred tax assets (liabilities)	40,652,774	22,847,864
less：valuation allowance	(38,747,727)	(16,875,904)
Net deferred tax assets (liabilities), net of valuation allowance	$ 1,905,047	$ 5,971,960